Disclosure of Fair Value of Warrants Assumptions Explanatory (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Market value per share price		$ 0.42	$ 0.42
Risk-free annual interest rate	[1]	1.23%	1.23%
Expected volatility	[2]	115.80%	115.80%
Expected dividend yield	[3]	0.00%	0.00%
February 2021 Placement Agent Warrants Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		1,435,682
Market value per share price		$ 1.48
Weighted average exercise price		$ 1.8125
Risk-free annual interest rate	[4]	0.58734%
Expected volatility	[5]	119.18%
Expected life (years)	[6]	4 years 11 months 26 days
Expected dividend yield	[7]	0.00%
February 2021 Placement Agent Warrants Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		215,352
Market value per share price		$ 1.48
Weighted average exercise price		$ 1.8125
Risk-free annual interest rate	[4]	0.58544%
Expected volatility	[5]	119.57%
Expected life (years)	[6]	4 years 11 months 23 days
Expected dividend yield	[7]	0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[2]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[4]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[5]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
[6]	Based upon time to expiry from the issuance date.
[7]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.